Schedule III Genworth Financial, Inc. Supplemental Insurance Information	12 Months Ended
Dec. 31, 2011
Schedule III Genworth Financial, Inc. Supplemental Insurance Information

Schedule III

Genworth Financial, Inc.

Supplemental Insurance Information

(Amounts in millions)

Segment	Deferred Acquisition Costs	Future Policy Benefits	Policyholder Account Balances	Liability for Policy and Contract Claims	Unearned Premiums
December 31, 2011
U.S. Life Insurance	$4,393	$32,168	$20,943	$4,418	$576
International Protection	259	—	17	133	592
Wealth Management	—	—	—	—	—
International Mortgage Insurance	162	—	—	553	2,932
U.S. Mortgage Insurance	7	—	—	2,488	112
Runoff	372	7	5,385	28	11
Corporate and Other	—	—	—	—	—

Total	$5,193	$32,175	$26,345	$7,620	$4,223

December 31, 2010
U.S. Life Insurance	$4,226	$30,850	$20,864	$3,903	$522
International Protection	328	—	18	192	740
Wealth Management	—	—	—	—	—
International Mortgage Insurance	164	—	—	503	3,114
U.S. Mortgage Insurance	4	—	—	2,282	105
Runoff	473	55	6,096	53	26
Corporate and Other	—	—	—	—	—

Total	$5,195	$30,905	$26,978	$6,933	$4,507

See Accompanying Report of Independent Registered Public Accounting Firm

Segment	Premium Revenue	Net Investment Income	Interest Credited and Benefits and Other Changes in Policy Reserves	Amortization of Deferred Acquisition Costs	Other Operating Expenses	Premiums Written
December 31, 2011
U.S. Life Insurance	$2,979	$2,538	$4,448	$207	$930	$3,005
International Protection	839	173	135	136	635	735
Wealth Management	—	—	—	—	377	—
International Mortgage Insurance	1,063	393	458	53	292	923
U.S. Mortgage Insurance	564	104	1,325	2	159	573
Runoff	260	140	369	62	152	260
Corporate and Other	—	32	—	—	422	—

Total	$5,705	$3,380	$6,735	$460	$2,967	$5,496

December 31, 2010
U.S. Life Insurance	$3,004	$2,473	$4,339	$240	$875	$3,030
International Protection	939	154	196	155	667	748
Wealth Management	—	—	—	—	291	—
International Mortgage Insurance	994	355	390	49	255	819
U.S. Mortgage Insurance	595	116	1,491	2	156	593
Runoff	322	130	426	64	168	322
Corporate and Other	—	38	—	—	378	—

Total	$5,854	$3,266	$6,842	$510	$2,790	$5,512

December 31, 2009
U.S. Life Insurance	$3,017	$2,207	$4,136	$162	$798	$2,997
International Protection	1,141	157	343	189	716	898
Wealth Management	—	—	—	—	233	—
International Mortgage Insurance	927	313	464	40	210	698
U.S. Mortgage Insurance	636	134	1,392	3	153	625
Runoff	297	213	516	88	159	294
Corporate and Other	1	9	(1)	—	326	1

Total	$6,019	$3,033	$6,850	$482	$2,595	$5,513

See Accompanying Report of Independent Registered Public Accounting Firm